ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited (“Yao Wang”)	June 4, 2013	Hong Kong	100.0000%	Investment holding
1 Pharmacy Technology	August 12, 2013	Shanghai	89.2654%	Research and development, and consulting
Yihao Pharmacy	March 7, 2003	Guangdong	89.2654%	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. (“Yihao Pharmaceutical Chain”)	November 1, 2001	Guangdong	89.2654%	Retail
Wuhan Central China Drug Trading Co., Ltd. (“Wuhan Huazhong”)	August 5, 2015	Wuhan	62.4858%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.(“Chongqing Yihao Pharmacy”)	May 18, 2018	Chongqing	89.2654%	Warehousing, logistics and procurement
Kunshan Yifang Pharmacy Co., Ltd. (“Kunshan Yifang Pharmacy”)	July 30, 2018	Kunshan	89.2654%	Warehousing, logistics and procurement
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhan	89.2654%	Warehousing, logistics and procurement